Segment reporting (Details 7) - Cost of Revenues [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Depreciation and amortization	₨ 8,603	₨ 7,111	₨ 6,742
Global Generic [Member]
Disclosure of operating segments [line items]
Depreciation and amortization	4,868	4,155	3,892
PSAI [Member]
Disclosure of operating segments [line items]
Depreciation and amortization	3,735	2,956	2,813
Others [Member]
Disclosure of operating segments [line items]
Depreciation and amortization	₨ 0	₨ 0	₨ 37